Janus Henderson Money Market Fund Performance Management - Class T Shares [Member] - Janus Henderson Money Market Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available atjanushenderson.com/performance or by calling 1-877-335-2687.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions.
Bar Chart [Heading]	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Closing [Text Block]	Best Quarter:4th Quarter 20231.23%Worst Quarter:1st Quarter 20150.00%
Year to Date Return, Label [Optional Text]	Class T Shares’ year-to-date return as of the calendar quarter ended September 30, 2025 was 2.96%.
Performance Table Heading	Average Annual Total Returns (periods ended 12/31/24)
Performance Table Closing [Text Block]	Updated performance information is available atjanushenderson.com/performance or by calling 1-877-335-2687.
Money Market Seven Day Yield, Caption [Optional Text]	The 7-day yield on December 31, 2024 was 4.09% for Janus Henderson Money Market Fund.
Money Market Seven Day Yield	4.09%
Performance Availability Website Address [Text]	janushenderson.com/performance
Performance Availability Phone [Text]	1-877-335-2687
Class T
Prospectus [Line Items]
Bar Chart, Year to Date Return	2.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2015